CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CLP ($)		Total	Common Stock	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Retained earnings	Equity attributable to equity holders of the parent	Non-controlling interests
Beginning Balance at Dec. 31, 2014		$ 1,148,499,918,000	$ 562,693,346,000	$ (67,782,858,000)	$ (43,370,000)	$ (1,712,687,000)	$ (5,511,629,000)	$ 537,945,375,000	$ 1,025,588,177,000	$ 122,911,741,000
Changes
Interim dividends	[1]	(24,387,190,000)	0	0	0	0	0	(24,387,190,000)	(24,387,190,000)	0
Interim dividends according to policy	[2]	(36,016,878,000)	0	0	0	0	0	(36,016,878,000)	(36,016,878,000)	0
Other increase (decrease) in Equity	[3]	(10,858,589,000)	0	0	0	0	25,543,000	0	25,543,000	(10,884,132,000)
Total Comprehensive income (expense)		110,284,884,000	0	(27,652,528,000)	40,844,000	(589,731,000)	0	120,808,135,000	92,606,720,000	17,678,164,000
Total changes in equity		39,022,227,000	0	(27,652,528,000)	40,844,000	(589,731,000)	25,543,000	60,404,067,000	32,228,195,000	6,794,032,000
Ending Balance at Dec. 31, 2015		1,187,522,145,000	562,693,346,000	(95,435,386,000)	(2,526,000)	(2,302,418,000)	(5,486,086,000)	598,349,442,000	1,057,816,372,000	129,705,773,000
Changes
Interim dividends	[1]	(24,387,190,000)	0	0	0	0	0	(24,387,190,000)	(24,387,190,000)	0
Interim dividends according to policy	[2]	(34,841,553,000)	0	0	0	0	0	(34,841,553,000)	(34,841,553,000)	0
Other increase (decrease) in Equity	[3]	(14,413,649,000)	0	0	0	0	0	0	0	(14,413,649,000)
Effects business combination	[4]	363,139,000	0	0	0	0	0	0	0	363,139,000
Total Comprehensive income (expense)		111,169,839,000	0	(25,123,546,000)	41,607,000	(1,623,299,000)	0	118,457,488,000	91,752,250,000	19,417,589,000
Increase (decrease) through changes in ownership interests in subsidaries	[5]	(24,757,013,000)	0	0	0	0	(13,041,724,000)	(13,041,724,000)	0	(11,715,289,000)
Total changes in equity		13,133,573,000	0	(25,123,546,000)	41,607,000	(1,623,299,000)	(13,041,724,000)	59,228,745,000	19,481,783,000	(6,348,210,000)
Ending Balance at Dec. 31, 2016		1,200,655,718,000	562,693,346,000	(120,558,932,000)	39,081,000	(3,925,717,000)	(18,527,810,000)	657,578,187,000	1,077,298,155,000	123,357,563,000
Changes
Final dividends	[6]	(5,922,874,000)	0	0	0	0	0	(5,922,874,000)	(5,922,874,000)	0
Interim dividends	[1]	(25,865,201,000)	0	0	0	0	0	(25,865,201,000)	(25,865,201,000)	0
Interim dividends according to policy	[2]	(38,938,475,000)	0	0	0	0	0	(38,938,475,000)	(38,938,475,000)	0
Other increase (decrease) in Equity	[3]	(8,805,260,000)	0	0	0	0	0	0	0	(8,805,260,000)
Total Comprehensive income (expense)		113,289,447,000	0	(32,982,829,000)	(10,837,000)	(32,794,000)	0	129,607,353,000	96,580,893,000	16,708,554,000
Increase (decrease) through changes in ownership interests in subsidaries	[7]	(7,584,747,000)	0	0	0	0	(2,075,441,000)	0	(2,075,441,000)	(5,509,306,000)
Total changes in equity		26,172,890,000	0	(32,982,829,000)	(10,837,000)	(32,794,000)	(2,075,441,000)	58,880,803,000	23,778,902,000	2,393,988,000
Ending Balance at Dec. 31, 2017		$ 1,226,828,608,000	$ 562,693,346,000	$ (153,541,761,000)	$ 28,244,000	$ (3,958,511,000)	$ (20,603,251,000)	$ 716,458,990,000	$ 1,101,077,057,000	$ 125,751,551,000

[1]	Related to dividends declared as of December 31 of each year and paid during January of the following year, as agreed by the Board of Directors.
[2]	Corresponds to the differences between CCU’s policy to distribute a minimum dividend of at least 50% of the income (Note 27) and the interim dividends declared as of December 31 of each year.
[3]	Mainly related to dividends to Non-controlling interest.
[4]	Corresponds to the non-controlling interest from the business combination of paraguayan company Sajonia Brewing Company S.R.L. (see Note 1 (2)).
[5]	In 2016, the Company, through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A., acquired an additional interest of Manantial S.A. for an amount of ThCh$ 19,111,686, with a carrying amount to ThCh$ 3,816,220, gererating in a decrease in Other reserves of ThCh$ 7,801,153 (see Note 1 (1)). Additionally, during 2016 the Company, through its subsidiary Compañía Industrial Cervecera S.A. acquired an additional interest in Los Huemules SRL. for an amount of ThCh$ 118,092, with a carrying amount of ThCh$ 312,103, resulting in an increase in Other reserves of ThCh$ 194,000 (see Note 1 (4)). Finally during 2016, the joint venture Foods acquired an additional interest in Alimentos Nutrabien S.A. for an amount of ThCh$ 14,352,706, with a carrying amount of ThCh$ 3,497,385, resulting in a decrease of ThCh$ 5,426,209.
[6]	Corresponds to the differences between the final dividend and CCU’s policy of distributing a minimum dividend of at least 50% of income ( see Note 27).
[7]	During 2017, through its subsidiary CCU Inversiones S.A., the Company acquired an additional interest of VSPT for an amount of ThCh$ 7,800,000 with a carrying amount of ThCh$ 5,724,003, generated, at CCu's consolidated level, a decrease in Other reserves of ThCh$ 2,075,441.